RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Management Agreement — In connection with the acquisition of our business from International Paper Company on August 1, 2006, we entered into a management agreement with certain affiliates of Apollo Management, L.P., or “Apollo,” relating to the provision of certain financial and strategic advisory services and consulting services, which will expire on August 1, 2018.  Under the management agreement, at any time prior to the expiration of the agreement, Apollo has the right to act, in return for additional fees to be mutually agreed by the parties to the management agreement, as our financial advisor or investment banker for any merger, acquisition, disposition, financing or the like if we decide to engage someone to fill such role.  In the event that we are not able to come to an agreement with Apollo in connection with such role, at the closing of any merger, acquisition, disposition or financing or any similar transaction, we have agreed to pay Apollo a fee equal to 1% of the aggregate enterprise value (including the aggregate value of equity securities, warrants, rights and options acquired or retained; indebtedness acquired, assumed or refinanced; and any other consideration or compensation paid in connection with such transaction).  We agreed to indemnify Apollo and its affiliates and their directors, officers and representatives for losses relating to the services contemplated by the management agreement and the engagement of affiliates of Apollo pursuant to, and the performance by them of the services contemplated by, the management agreement.

Distributions to Verso Finance — Verso Finance has a senior unsecured term loan which matures on February 1, 2013.  The loan allows Verso Finance to pay interest either in cash or in kind through the accumulation of the outstanding principal amount.  Verso Finance elected to exercise the PIK option for $8.5 million, $5.5 million, and $5.1 million of interest payments due in 2012, 2011, and 2010 respectively.  Verso Finance has no independent operations; consequently, all cash flows used to service its remaining debt obligation will need to be received via distributions from us.  We made negligible distributions on behalf of Verso Finance for the year ended December 31, 2012, 2011, and 2010.  We have no obligation to make distributions to Verso Finance.

On January 31, 2013, we issued $72.9 million aggregate principal amount of its 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans.  There are no longer any outstanding Senior Unsecured Term Loans.

Verso Quinnesec Renewable Energy Project — On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly-owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity (see Note 18 – New Market Tax Credit Entities).  Under this arrangement, we loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.  As of both December 31, 2012, and 2011, we had a $23.3 million long-term receivable due from Verso Finance, representing these funds and accrued interest receivable of $0.1 million, while the Investment Fund had an outstanding loan of $23.3 million due to Verso Finance and accrued interest payable of $0.1 million.  In addition, for each of the years ended December 31, 2012 and 2011, we recognized interest income from Verso Finance of $1.5 million and the Investment Fund recognized interest expense to Verso Finance of $1.5 million.

Verso Paper Corp — As of December 31, 2012, Verso Paper Corp. forgave $0.8 million of advances made during prior years to us which was treated as a capital contribution from a parent.  As of December 31, 2011, we had $0.9 million in current payables due to Verso Paper Corp.  We have made distributions to pay expenses on behalf of Verso Paper Corp.  Distributions were negligible for 2012, 2011, and 2010.